Document and Entity Information	Oct. 28, 2022
Document Information [Line Items]
Entity Registrant Name	Strategic Student & Senior Housing Trust, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001698538
Document Period End Date	Oct. 28, 2022
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	333-220646
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	81-4112948
Entity Address, Address Line One	19900 MacArthur Blvd
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	877
Local Phone Number	327-3485
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	10 Terrace Road
Entity Address, City or Town	Ladera Ranch
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92694